Long-term debt (Ship Finance International Limited ("Ship Finance") Loans) (Details) (USD $)	1 Months Ended		12 Months Ended	0 Months Ended
	Sep. 30, 2008	Dec. 31, 2012	Dec. 31, 2014	Oct. 17, 2013	Feb. 28, 2014	Dec. 31, 2013	Oct. 31, 2010	Oct. 31, 2013	May 31, 2013
Debt Instrument [Line Items]
Long-term Debt			$ 12,620,000,000			$ 13,466,000,000
Credit facility, International Loans, 1
Debt Instrument [Line Items]
Debt Instrument, Face Amount			475,000,000	475,000,000
Pledged assets			581,000,000
Long-term Line of Credit			451,000,000			0
Ship Finance International Loans, $1,400 facility
Debt Instrument [Line Items]
Maturity of debt	5 years
SFL West Polaris Limited | Ship Finance International Loans, $700 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount		420,000,000					700,000,000
Debt instrument term		5 years
West Taurus | Ship Finance International Loans, $1,400 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,400,000,000							390,000,000
Assets pledged			450,000,000
Long-term Debt			303,000,000			383,000,000
Maturity of debt			5 years
West Hercules [Member] | Ship Finance International Loans, $1,400 facility
Debt Instrument [Line Items]
Debt Instrument, Face Amount									375,000,000
Assets pledged			603,000,000
Long-term Debt			284,000,000			362,000,000
Maturity of debt			6 years
Secured Debt | Credit facility, International Loans, 1 | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis				LIBOR
Basis spread on variable rate			2.75%
Secured Debt | Ship Finance International Loans, $700 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis		LIBOR
Basis spread on variable rate		3.00%			2.25%
Secured Debt | SFL West Polaris Limited | Ship Finance International Loans, $700 facility
Debt Instrument [Line Items]
Assets pledged			$ 564,000,000
Secured Debt | West Taurus | Ship Finance International Loans, $1,400 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis	LIBOR		LIBOR
Basis spread on variable rate	1.40%		2.50%
Secured Debt | West Hercules [Member] | Ship Finance International Loans, $1,400 facility | LIBOR
Debt Instrument [Line Items]
Description of variable rate basis			LIBOR
Basis spread on variable rate			2.75%